Insurance (Summary of Insurance Service Result) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Insurance revenue	$ 6,952	$ 6,311
Insurance service expenses	6,647	5,014
Insurance service result before reinsurance contracts held	305	1,297
Net income (expense) from reinsurance contracts held	524	(137)
Insurance service result	$ 829	$ 1,160